Private Placement (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement [Member]
Private Placement (Details) [Line Items]
Warrants issued	7,347,500
Price per warrant (in Dollars per share)	$ 1
Aggregate price (in Dollars)	$ 7,347,500	$ 7,347,500
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Warrants issued	697,500
Price per warrant (in Dollars per share)		$ 1
I-Bankers and Dawson James [Member] | Private Placement [Member]
Private Placement (Details) [Line Items]
Warrants issued	5,162,500
I-Bankers and Dawson James [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Warrants issued	2,185,000